18. GOODWILL	12 Months Ended
Dec. 31, 2017
Goodwill
GOODWILL

18. GOODWILL

The Company carries goodwill at its cost of $2,446.6 million with no accumulated impairment losses since acquisition.

Impairment

Goodwill is tested for impairment at the entity level because that represents the lowest level at which goodwill supports the Company’s operations and is monitored internally. The annual impairment test on goodwill was performed in the fourth quarters of 2017, 2016, and 2015 in accordance with the policy described in Note 4. The Company’s recoverable amount exceeded the carrying value therefore, no impairment was recognized. The most significant assumptions used in the impairment test were as follows:

	2017	2016	2015
Discount rate	10.0%	10.75%	10.0%
Terminal year growth rate	2.0%	2.0%	2.5%

Some of the more sensitive assumptions used, including the forecasted cash flows and discount rate, could have yielded different estimates of the recoverable amount. Actual operating results and the related cash flows of the Company could differ from the estimated operating results and related cash flows used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.